FAIR VALUE CHANGES (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Investment properties	$(224)	$224	$(137)	$778
Transaction related income, net of expenses	(137)	(88)	291	(422)
Financial contracts	81	144	138	227
Impairment and provisions	(77)	(73)	(150)	(132)
Other fair value changes	(396)	(145)	(737)	(351)
	$(753)	$62	$(595)	$100